Other receivables - Movement in contract assets and accrued grant income (Details) - GBP (£) £ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, beginning balance	£ 176	£ 305
Recognised as income	117	102
Deductions	(293)	(253)
Foreign exchange		22
Contract assets and accrued grant income, ending balance	0	176
Collaboration contract assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, beginning balance	0	179
Recognised as income	0	(69)
Deductions	0	(110)
Foreign exchange		0
Contract assets and accrued grant income, ending balance	0	0
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets and accrued grant income, beginning balance	176	126
Recognised as income	117	171
Deductions	(293)	(143)
Foreign exchange		22
Contract assets and accrued grant income, ending balance	£ 0	£ 176